INCOME TAXES - Reconciliation of income taxes at statutory rates with the reported taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
INCOME TAXES
Loss before income taxes	$ (55,488)	$ (22,591)
Statutory rate	27.00%	27.00%
Expected income tax (recovery) at statutory rates	$ (14,982)	$ (6,100)
Change in statutory rates and other	62	53
Permanent differences	1,622	2,394
Adjustment to prior year provision versus statutory tax returns	(15)	321
Change in unrecognized deductible temporary differences	6,859	1,423
Income taxes	$ (6,454)	$ (1,909)